1
Gabelli International Growth Fund, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.5%
Consumer Discretionary  — 21.7%
900 adidas AG ................................................ $ 282,831
1,800 Christian Dior SE ...................................... 1,294,128
7,150 Cie Financiere Richemont SA, Cl. A ........... 741,327
18,000 Entain plc† ............................................... 514,109
700 Fast Retailing Co. Ltd. ............................... 516,261
725 Hermes International ................................ 1,000,308
3,150 Prosus NV ................................................ 252,129
1,300 Shimano Inc. ............................................ 379,843
5,600 Sony Group Corp. ..................................... 621,705
2,708 Zalando SE† ............................................. 246,974
5,849,615
Health Care  — 18.3%
5,500 AstraZeneca plc ........................................ 662,848
2,600 Coloplast A/S, Cl. B .................................. 406,543
1,500 EssilorLuxottica SA .................................. 286,640
2,300 Gerresheimer AG ...................................... 225,047
1,500 Hoya Corp. ............................................... 234,028
6,500 Koninklijke Philips NV ............................... 288,775
275 Lonza Group AG ....................................... 206,280
3,000 M3 Inc. .................................................... 213,805
7,250 Novartis AG .............................................. 594,494
7,000 Novo Nordisk A/S, Cl. B ............................ 674,727
2,200 Roche Holding AG, Genusschein ............... 802,934
19,400 Smith & Nephew plc ................................. 334,220
4,930,341
Information Technology  — 13.1%
415 ASML Holding NV .................................... 310,029
4,000 Edenred ................................................... 215,330
10,000 GMO internet Inc. ..................................... 254,525
2,780 Keyence Corp. .......................................... 1,659,302
6,800 Murata Manufacturing Co. Ltd. ................. 601,477
940 SOITEC† .................................................. 203,198
7,000 STMicroelectronics NV ............................. 305,632
3,549,493
Consumer Staples - Food, Beverage, and
Tobacco  — 13.0%
4,170 Danone SA ............................................... 284,302
15,000 Diageo plc ................................................ 726,225
3,500 Heineken NV ............................................ 365,312
11,000 Kobe Bussan Co. Ltd. ............................... 359,412
8,600 Nestlé SA ................................................. 1,036,215
4,500 Nomad Foods Ltd.† .................................. 124,020
2,750 Pernod Ricard SA ..................................... 606,274
3,501,760
Industrials  — 12.2%
1,300 DSV A/S ................................................... 311,173
15,000 Epiroc AB, Cl. B ........................................ 265,677
2,400 FANUC Corp. ............................................ 526,229
Shares
Market
Value
2,500 IHS Markit Ltd. ......................................... $ 291,550
7,000 Jardine Matheson Holdings Ltd. ................ 370,008
3,600 Nidec Corp. .............................................. 396,864
1,500 SMC Corp. ............................................... 935,866
500 Teleperformance ....................................... 196,667
3,294,034
Financials  — 7.1%
30,000 AIA Group Ltd. ......................................... 345,132
1,300 Euronext NV ............................................. 146,692
32,000 Investor AB, Cl. B ..................................... 688,140
10,000 Kinnevik AB, Cl. B† ................................... 351,543
2,181 Prosus NV ................................................ 172,500
11,700 Prudential plc ........................................... 227,043
1,931,050
Consumer Staples - Household and Personal
Products  — 6.4%
2,300 L'Oreal SA ................................................ 951,750
1,300 Reckitt Benckiser Group plc ...................... 102,128
6,000 Shiseido Co. Ltd. ...................................... 403,257
5,000 Unilever plc .............................................. 270,156
1,727,291
Materials  — 6.3%
7,000 Agnico Eagle Mines Ltd. ........................... 362,950
2,218 Air Liquide SA .......................................... 355,235
24,512 Barrick Gold Corp. .................................... 442,442
8,125 Rio Tinto plc ............................................. 532,611
1,693,238
Communication Services  — 1.4%
8,000 MonotaRO Co. Ltd. ................................... 179,281
3,976 Nordic Entertainment Group AB, Cl. B† ..... 214,692
393,973
TOTAL COMMON STOCKS .................. 26,870,795
WARRANTS  — 0.0%
Consumer Discretionary  — 0.0%
14,300 Cie Financiere Richemont SA, expire
11/22/23† ............................................. 6,751
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.5%
$ 120,000 U.S. Treasury Bill,
0.028%††, 12/23/21 ............................. 119,992
TOTAL INVESTMENTS — 100.0%
(Cost $13,968,517) ............................... $ 26,997,538
† Non-income producing security.
†† Represents annualized yield at date of purchase.

Gabelli International Growth Fund, Inc.
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 67.0% $ 18,075,159
Japan ............................... 27.0 7,281,855
North America ...................... 3.4 925,384
Asia/Pacific ......................... 2.6 715,140
100.0% $ 26,997,538